UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 558-5851 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	19
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	30
Notes to Financial Statements	40
Supplemental Information	56
Expense Examples	63

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.4%
	AUSTRALIA — 8.0%
120,000	Newcrest Mining Ltd.	$2,115,756
995,000	Telstra Corp. Ltd.	2,370,885
		4,486,641
	BRAZIL — 6.8%
450,656	Ambev S.A. - ADR	2,122,590
447,865	Cia Energetica de Minas Gerais - ADR	1,657,100
		3,779,690
	CANADA — 14.2%
168,800	Barrick Gold Corp.	2,147,136
509,900	Kinross Gold Corp.*	1,621,482
33,400	Nutrien Ltd.	1,809,612
1,066,708	Yamana Gold, Inc.	2,336,091
		7,914,321
	CHINA — 5.5%
7,100	Baidu, Inc. - ADR*	1,180,233
38,000	Tencent Holdings Ltd. - ADR	1,871,120
		3,051,353
	DENMARK — 2.1%
23,950	Novo Nordisk A/S - ADR	1,173,790

	GERMANY — 7.1%
30,000	Bayer A.G.	1,996,635
30,000	Daimler A.G.	1,962,988
		3,959,623
	HONG KONG — 3.8%
223,500	China Mobile Ltd.	2,129,643

	NETHERLANDS — 3.3%
58,332	Royal Dutch Shell PLC - A Shares	1,863,274

	NEW ZEALAND — 0.4%
304,920	SKY Network Television Ltd.	248,465

	NORWAY — 2.8%
69,870	Equinor A.S.A.	1,558,561

	SINGAPORE — 3.5%
842,700	Singapore Telecommunications Ltd.	1,964,090

1

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 5.5%
217,484	Betsson A.B.	$1,650,618
450,000	NetEnt A.B.	1,430,000
		3,080,618
	SWITZERLAND — 5.0%
23,480	Novartis A.G. - ADR	1,930,760
25,500	Roche Holding A.G. - ADR	843,030
		2,773,790
	UNITED KINGDOM — 14.6%
68,314	British American Tobacco PLC - ADR	2,677,909
49,700	GlaxoSmithKline PLC - ADR	2,044,161
33,003	Unilever N.V.	1,997,012
783,470	Vodafone Group PLC	1,450,681
		8,169,763
	UNITED STATES — 10.8%
119,186	Newmont Goldcorp Corp.	3,701,917
26,645	Philip Morris International, Inc.	2,306,391
		6,008,308

	TOTAL COMMON STOCKS (Cost $53,966,068)	52,161,930

	SHORT-TERM INVESTMENTS — 5.9%
3,267,375	Federated Treasury Obligations Fund - Institutional Class, 2.273%[1]	3,267,375

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,267,375)	3,267,375

	TOTAL INVESTMENTS — 99.3% (Cost $57,233,443)	55,429,305
	Other Assets in Excess of Liabilities — 0.7%	415,067

	TOTAL NET ASSETS — 100.0%	$55,844,372

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	30.6%
Basic Materials	24.6%
Communications	20.1%
Consumer, Cyclical	6.5%
Energy	6.1%
Utilities	3.0%
Technology	2.5%
Total Common Stocks	93.4%
Short-Term Investments	5.9%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
9,835	Hycroft Mining Corp.*1,2	$—
	TOTAL COMMON STOCKS (Cost $1,585,230)	—

Principal Amount
	FIXED INCOME SECURITIES — 89.7%
	ARGENTINA — 1.8%
$40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	681,028

	AUSTRALIA — 9.9%
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	742,482
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[3]	1,056,431
1,000,000	Queensland Treasury Corp. 6.000%, 6/14/2021	772,321
1,500,000	5.750%, 7/22/2024	1,266,234
		3,837,468
	BRAZIL — 4.1%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	1,298,138
1,000,000	10.250%, 1/10/2028	287,528
		1,585,666
	CANADA — 4.9%
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,561,484
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	318,987
18,750	Sanjel Corp. 0.000%, 12/29/2167[1,2,4]	—
		1,880,471
	CHILE — 6.0%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	577,124
400,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 2/1/2021	626,573
700,000,000	6.000%, 3/1/2022	1,113,771
		2,317,468

4

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 1.1%
$1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$440,567

	GERMANY — 4.4%
14,000,000	Kreditanstalt fuer Wiederaufbau 2.940% (NIBOR 3 Month + 150 basis points), 1/25/2022[5]	1,695,221

	LUXEMBOURG — 1.1%
6,000,000,000	European Investment Bank 7.200%, 7/9/2019	420,505

	MALAYSIA — 6.3%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,456,861

	MEXICO — 8.8%
25,000,000	America Movil S.A.B. de C.V. 6.000%, 6/9/2019	1,315,448
40,500,000	Mexican Bonos 5.000%, 12/11/2019	2,096,631
		3,412,079
	NEW ZEALAND — 8.7%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,369,349
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	1,838,945
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	182,103
		3,390,397
	PERU — 5.4%
6,500,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,093,187

	PHILIPPINES — 5.9%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,010,207
67,000,000	Philippine Government International Bond 4.950%, 1/15/2021	1,285,680
		2,295,887
	SINGAPORE — 7.6%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	740,216

5

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
$1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[6,7]	$739,834
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,463,716
		2,943,766
	SWEDEN — 1.0%
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[6,8]	375,167

	UNITED STATES — 12.7%
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,849,239
74,000,000	International Finance Corp. 8.250%, 6/10/2021	1,083,948
56,000,000	5.850%, 11/25/2022	774,057
1,000,000	Newmont Goldcorp Corp. 6.250%, 10/1/2039	1,210,293
		4,917,537
	TOTAL FIXED INCOME SECURITIES (Cost $39,497,989)	34,743,275

Number of Shares
	SHORT-TERM INVESTMENTS — 7.8%
3,033,918	Federated Treasury Obligations Fund - Institutional Class, 2.273%[9]	3,033,918

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,033,918)	3,033,918

	TOTAL INVESTMENTS — 97.5% (Cost $44,117,137)	37,777,193
	Other Assets in Excess of Liabilities — 2.5%	969,200

	TOTAL NET ASSETS — 100.0%	$38,746,393

NIBOR - Norway Interbank Offered Rate.

*	Non-income producing security.
[1]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. The total value of these securities is $0.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,056,431, which represents 2.73% of Net Assets.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Floating rate security.
[6]	Callable.
[7]	Step rate security.
[8]	Variable rate security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

6

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	62.4%
Financial	8.9%
Basic Materials	5.8%
Consumer, Non-cyclical	5.5%
Communications	4.4%
Diversified	1.9%
Utilities	0.8%
Energy	0.0%
Total Fixed Income Securities	89.7%
Short-Term Investments	7.8%
Total Investments	97.5%
Other Assets in Excess of Liabilities	2.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.4%
	AUSTRALIA — 4.4%
1,025,000	Telstra Corp. Ltd.	$2,442,369

	BRAZIL — 5.9%
350,651	Ambev S.A. - ADR	1,651,566
441,588	Cia Energetica de Minas Gerais - ADR	1,633,876
		3,285,442
	CANADA — 8.1%
151,000	Barrick Gold Corp.	1,920,720
43,650	BCE, Inc.	1,952,960
91,047	Freehold Royalties Ltd.	625,239
		4,498,919
	DENMARK — 2.0%
23,100	Novo Nordisk A/S - ADR	1,132,131

	FRANCE — 9.3%
22,700	Danone S.A.	1,835,146
130,000	Engie S.A.	1,925,359
25,650	TOTAL S.A. - ADR	1,427,935
		5,188,440
	GERMANY — 6.9%
29,370	Bayer A.G.	1,954,706
29,141	Daimler A.G.	1,906,781
		3,861,487
	HONG KONG — 3.9%
227,000	China Mobile Ltd.	2,162,993

	NETHERLANDS — 3.4%
29,380	Royal Dutch Shell PLC - Class A - ADR	1,866,511

	NEW ZEALAND — 4.0%
1,849,000	Kiwi Property Group Ltd.	1,901,857
424,922	SKY Network Television Ltd.	346,249
		2,248,106
	NORWAY — 6.1%
58,950	Equinor A.S.A. - ADR	1,308,101
104,900	Telenor A.S.A.	2,105,903
		3,414,004
	SINGAPORE — 5.1%
570,000	Singapore Telecommunications Ltd.	1,328,505

8

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
2,709,861	Starhill Global REIT - REIT	$1,514,223
		2,842,728
	SWEDEN — 5.6%
221,000	Betsson A.B.	1,677,303
460,000	NetEnt A.B.	1,461,778
		3,139,081
	SWITZERLAND — 6.2%
20,696	Novartis A.G. - ADR	1,701,832
53,331	Roche Holding A.G. - ADR	1,763,123
		3,464,955
	UNITED KINGDOM — 15.2%
67,800	British American Tobacco PLC - ADR	2,657,760
41,240	GlaxoSmithKline PLC - ADR	1,696,201
35,450	Unilever N.V.	2,145,080
1,054,109	Vodafone Group PLC	1,951,799
		8,450,840
	UNITED STATES — 9.3%
101,150	Newmont Goldcorp Corp.	3,141,719
23,700	Philip Morris International, Inc.	2,051,472
		5,193,191
	TOTAL COMMON STOCKS (Cost $57,524,314)	53,191,197

	SHORT-TERM INVESTMENTS — 4.2%
2,351,917	Federated Treasury Obligations Fund - Institutional Class, 2.273%[1]	2,351,917

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,351,917)	2,351,917

	TOTAL INVESTMENTS — 99.6% (Cost $59,876,231)	55,543,114
	Other Assets in Excess of Liabilities — 0.4%	245,817

	TOTAL NET ASSETS — 100.0%	$55,788,931

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

9

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	33.3%
Communications	22.1%
Energy	9.4%
Basic Materials	9.1%
Consumer, Cyclical	6.4%
Utilities	6.4%
Financial	6.1%
Technology	2.6%
Total Common Stocks	95.4%
Short-Term Investments	4.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

10

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	BANGLADESH — 2.0%
1,603,015	BRAC Bank Ltd.*	$1,171,456

	BRAZIL — 5.5%
19,000	Arco Platform Ltd.*	610,470
173,100	Instituto Hermes Pardini S.A.	900,574
115,595	Mahle-Metal Leve S.A.	709,590
241,650	Odontoprev S.A.	1,029,189
		3,249,823
	CHINA — 18.2%
2,032,300	AK Medical Holdings Ltd.[1]	1,034,829
2,700,000	China Forestry Holdings Co., Ltd.*2,3	—
241,900	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,031,120
1,591,660	Crystal International Group Ltd.[1]	771,726
570,720	Haitian International Holdings Ltd.	1,431,136
3,903,515	Lifetech Scientific Corp.*	822,570
550,460	Nexteer Automotive Group Ltd.	863,146
12,200	Noah Holdings Ltd. - ADR*	662,948
906,430	Precision Tsugami China Corp. Ltd.[2]	968,201
359,350	Vitasoy International Holdings Ltd.	1,809,397
756,895	Xiabuxiabu Catering Management China Holdings Co., Ltd.[1]	1,333,153
		10,728,226
	INDIA — 16.9%
35,900	AIA Engineering Ltd.	936,936
149,835	Caplin Point Laboratories Ltd.[2]	782,596
390,900	Castrol India Ltd.	857,949
547,010	City Union Bank Ltd.	1,594,933
62,544	Eris Lifesciences Ltd.*1,2	568,260
29,100	Jubilant Foodworks Ltd.	556,134
328,900	Jyothy Laboratories Ltd.	848,868
62,200	Mphasis Ltd.	867,340
36,500	Sundaram Finance Ltd.	757,929
113,300	Sundram Fasteners Ltd.	899,357
142,248	Syngene International Ltd.[1]	1,256,869
		9,927,171
	INDONESIA — 1.9%
9,709,065	Ace Hardware Indonesia Tbk P.T.	1,124,880

	LUXEMBOURG — 1.4%
450,000	L'Occitane International S.A.	808,655

11

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MALAYSIA — 1.8%
608,500	ViTrox Corp. Bhd[2]	$1,055,754

	MEXICO — 9.3%
753,100	Banco del Bajio S.A.[1]	1,619,194
78,070	Gruma S.A.B. de C.V. - Class B	780,338
192,925	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,188,621
367,300	Qualitas Controladora S.A.B. de C.V.	974,349
167,495	Regional S.A.B. de C.V.	912,759
		5,475,261
	PHILIPPINES — 3.0%
5,613,695	D&L Industries, Inc.[2]	1,176,331
197,500	Universal Robina Corp.	576,919
		1,753,250
	POLAND — 2.3%
40,000	Dino Polska S.A.*1	1,328,133

	SOUTH AFRICA — 3.8%
105,200	Clicks Group Ltd.	1,438,898
412,300	Dis-Chem Pharmacies Ltd.[1]	777,620
		2,216,518
	SOUTH KOREA — 10.4%
8,600	Cafe24 Corp.*	707,505
11,425	Kakao Corp.	1,176,350
21,200	Koh Young Technology, Inc.	1,755,039
19,470	LEENO Industrial, Inc.	953,494
6,800	SK Materials Co., Ltd.	1,002,713
10,100	Tokai Carbon Korea Co., Ltd.	536,087
		6,131,188
	SPAIN — 2.3%
124,720	AmRest Holdings S.E.*	1,346,535

	SWEDEN — 1.5%
43,100	Vitrolife A.B.	907,636

	TAIWAN — 11.6%
41,935	ASPEED Technology, Inc.	873,269
281,825	Chroma ATE, Inc.	1,350,115
74,420	eMemory Technology, Inc.	930,428
105,105	Hiwin Technologies Corp.	1,000,958
56,780	Parade Technologies Ltd.	962,633

12

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
86,800	Voltronic Power Technology Corp.	$1,713,472
		6,830,875
	THAILAND — 4.4%
1,043,430	Mega Lifesciences PCL	1,177,750
1,447,590	TOA Paint Thailand PCL	1,429,072
		2,606,822
	VIETNAM — 1.8%
289,298	Mobile World Investment Corp.	1,057,609

	TOTAL COMMON STOCKS (Cost $53,095,941)	57,719,792

	SHORT-TERM INVESTMENTS — 2.8%
1,673,330	Federated Treasury Obligations Fund - Institutional Class, 2.273%[4]	1,673,330

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,673,330)	1,673,330

	TOTAL INVESTMENTS — 100.9% (Cost $54,769,271)	59,393,122
	Liabilities in Excess of Other Assets — (0.9)%	(548,879)

	TOTAL NET ASSETS — 100.0%	$58,844,243

ADR – American Depository Receipt

PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,689,784, which represents 14.77% of Net Assets.
[2]	Illiquid security. The total illiquid securities represent 2.79% of Net Assets. The total value of these securities is $1,639,545.

[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

13

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	26.9%
Industrial	22.7%
Consumer, Cyclical	18.5%
Financial	14.8%
Technology	8.1%
Basic Materials	3.9%
Communications	3.2%
Total Common Stocks	98.1%
Short-Term Investments	2.8%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

14

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	GOLD MINING — 38.2%
101,540	Agnico Eagle Mines Ltd.	$4,204,772
950,000	Atlantic Gold Corp.*1	1,567,142
1,308,600	B2Gold Corp.*	3,559,392
150,000	B2Gold Corp.*1	407,554
321,692	Barrick Gold Corp.	4,091,922
500,000	Equinox Gold Corp.*	403,075
1,089,000	Gold Fields Ltd. - ADR	4,083,750
345,000	Guyana Goldfields, Inc.*1	239,494
236,600	Leagold Mining Corp.*1	271,974
2,585,000	Magna Gold Corp.*1,2,3,5	713,929
69,000	Newmont Goldcorp Corp.	2,143,140
690,000	OceanaGold Corp. [1]	1,936,553
1,486,100	Premier Gold Mines Ltd.*1	1,863,587
443,887	Pretium Resources, Inc.* 1	3,377,980
40,000	Pretium Resources, Inc.*	303,650
40,000	Yamana Gold, Inc.	87,600
		29,255,514
	ROYALTY COMPANIES — 30.7%
130,322	EMX Royalty Corp.*	148,567
80,096	Franco-Nevada Corp.	5,741,281
5,035,000	Metalla Royalty & Streaming Ltd.[1]	4,322,050
900,000	Metalla Royalty & Streaming Ltd.[1,2,3]	772,561
163,900	Osisko Gold Royalties Ltd.	1,852,070
323,120	Osisko Gold Royalties Ltd. [1]	3,651,591
56,200	Royal Gold, Inc.	4,892,772
74,000	Wheaton Precious Metals Corp.	1,604,320
25,000	Wheaton Precious Metals Corp. [1]	540,793
		23,526,005
	PRECIOUS METALS DEVELOPMENTAL — 3.5%
3,832,803	Almaden Minerals Ltd. - Class B*	1,987,308
1,098,017	Almaden Minerals Ltd. - Class B*1	565,524
215,500	Almaden Minerals Ltd. - Class B*1,2,3	110,991
		2,663,823
	PRECIOUS METALS EXPLORATION — 20.6%
1,611,182	Almadex Minerals Ltd.*1	336,741
6,680,000	Altus Strategies PLC*1,2,3	324,103
571,428	Aurion Resources Ltd.*1,2,3	418,004
1,711,182	Azucar Minerals Ltd.*1	459,824
4,051,151	Evrim Resources Corp.*1,5	892,057
750,000	Evrim Resources Corp.*1,2,3,5	165,149
441,500	Irving Resources, Inc.*1	741,490
1,140,000	Irving Resources, Inc.*1,2,3	1,914,608
8,742,000	Medgold Resources Corp.*1,5	619,907

15

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
736,000	Medgold Resources Corp.*1,2,3,5	$52,191
5,173,900	Midland Exploration, Inc.*1,5	4,943,340
522,500	Millrock Resources, Inc.*1	31,201
959,685	Mirasol Resources Ltd.*1	451,296
128,900	O3 Mining Corp.*1,2,3	348,300
5,016,400	Revelo Resources Corp.*1	56,166
920,000	Revival Gold, Inc.*1,2,3	370,829
2,800,000	Riverside Resources, Inc.*1,2,3	313,503
10,000	Seabridge Gold, Inc.*	120,500
5,118,424	Vista Gold Corp.*5	3,173,423
8,200	Vista Gold Corp.*1,5	5,050
		15,737,682
	SILVER: EXPLORATION AND MINING — 6.9%
1,227,744	Fortuna Silver Mines, Inc.*	3,769,174
1,880,000	Golden Arrow Resources Corp.*1,2,3	385,907
15,000	MAG Silver Corp.*	147,450
10,000	MAG Silver Corp.*1	98,231
66,500	Pan American Silver Corp.	845,215
		5,245,977
	DIVERSIFIED EXPLORATION AND MINING — 0.0%
20,000	Solaris Copper, Inc.*1,2,3	8,509

	TOTAL COMMON STOCKS (Cost $68,466,083)	76,437,510

	WARRANTS — 0.1%
	SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Expiration Date: April 16, 2021 *1,2,3	—

	PRECIOUS METALS DEVELOPMENTAL — 0.0%
68,008	Almaden Minerals Ltd., Expiration Date: June 1, 2020*1,2,3	—
107,750	Almaden Minerals Ltd., Expiration Date: June 7, 2022*1,2,3	—
		—
	PRECIOUS METALS EXPLORATION — 0.1%
6,680,000	Altus Strategies PLC, Expiration Date: April 18, 2023*1,2,3	—
100,739	Callinex Mines, Inc., Expiration Date: November 22, 2019*1,2,3	—
925,575	Evrim Resources Corp., Expiration Date: May 19, 2020*1,2,3	—
270,000	Irving Resources, Inc., Expiration Date: November 26, 2020*1,2,3	100,769
736,000	Medgold Resources Corp., Expiration Date: October 16, 2020*1,2,3	—
219,030	Millrock Resources, Inc., Expiration Date: December 15, 2020*1,2,3	—
1,080,000	Millrock Resources, Inc., Expiration Date: May 25, 2019*1,2,3	—

16

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
128,900	O3 Mining Corp., Expiration Date: March 21, 2022*1,2,3	$—
4,970,000	Outcrop Gold Corp., Expiration Date: June 23, 2021*1,2,3	—
460,000	Revival Gold, Inc., Expiration Date: August 5, 2019*1,2,3	—
2,800,000	Riverside Resources, Inc., Expiration Date: March 19, 2021*1,2,3	—
312,500	Skeena Resources, Inc., Expiration Date: July 8, 2019*1,2,3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 29, 2019*1,2,3	—
		100,769
	ROYALTY COMPANIES — 0.0%
450,000	Metalla Royalty & Streaming Ltd. Expiration Date: December 21, 2020*1,2,3	—

	TOTAL WARRANTS (Cost $—)	100,769

	SHORT-TERM INVESTMENTS — 0.1%

68,060	Federated Treasury Obligations Fund - Institutional Class, 2.273%[4]	68,060
	TOTAL SHORT-TERM INVESTMENTS (Cost $68,060)	68,060

	TOTAL INVESTMENTS — 100.1% (Cost $68,534,143)	76,606,339
	Liabilities in Excess of Other Assets — (0.1)%	(87,573)

	TOTAL NET ASSETS — 100.0%	$76,518,766

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 7.84% of net assets. The total value of these securities is $5,999,353.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 7.84% of Net Assets.

The total value of these securities is $5,999,353.

[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Financial Statements.

17

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	38.2%
Royalty Companies	30.7%
Precious Metals Exploration	20.6%
Silver: Exploration and Mining	6.9%
Precious Metals Developmental	3.5%
Diversified Exploration and Mining	0.0%
Total Common Stocks	99.9%
Warrants	0.1%
Short-Term Investments	0.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$57,233,443	$44,117,137	$59,876,231
Investments in affiliated issuers, at cost	-	-	-
Foreign currency, at cost	-	523,927	919,540
Investments in unaffiliated issuers, at value	$55,429,305	$37,777,193	$55,543,114
Investments in affiliated issuers, at value	-	-	-
Foreign currency, at value	-	535,046	928,246
Receivables:
Investment securities sold	271,507	-	-
Fund shares sold	15,500	12,000	13,045
Dividends and interest	294,092	498,398	298,875
Prepaid expenses	17,351	13,038	13,412
Total assets	56,027,755	38,835,675	56,796,692

Liabilities:
Payables:
Investment securities purchased	-	-	867,269
Fund shares redeemed	73,216	29,539	46,999
Advisory fees	44,082	5,275	32,891
Distribution fees (Note 8)	10,486	7,341	11,188
Shareholder servicing fees (Note 7)	6,432	4,656	5,402
Fund administration fees	16,372	13,874	13,939
Transfer agent fees and expenses	11,329	9,104	9,790
Auditing fees	6,827	6,831	6,811
Custody fees	3,102	2,066	1,756
Trustees' deferred compensation (Note 3)	2,094	2,063	2,094
Chief Compliance Officer fees	1,337	1,175	938
Trustees' fees and expenses	540	1,201	812
Due to custodian	-	-	-
Accrued other expenses	7,566	6,157	7,872
Total liabilities	183,383	89,282	1,007,761
Net Assets	$55,844,372	$38,746,393	$55,788,931

See accompanying Notes to Financial Statements.

19

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2019 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$79,206,742	$47,415,553	$72,324,178
Total distributable earnings (accumulated deficit)	(23,362,370)	(8,669,160)	(16,535,247)
Net Assets	$55,844,372	$38,746,393	$55,788,931

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$55,255,733	$38,262,122	$54,759,825
Shares of beneficial interest issued and outstanding	7,917,426	4,557,633	7,074,315
Redemption price per share	$6.98	$8.40	$7.74
Maximum sales charge (4.50% of offering price)*	0.33	0.39	0.36
Maximum public offering price to public	$7.31	$8.79	$8.10
Class I Shares:
Net assets applicable to shares outstanding	$588,639	$484,271	$1,029,106
Shares of beneficial interest issued and outstanding	84,235	57,083	132,845
Offering and redemption price per share	$6.99	$8.48	$7.75

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

20

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2019 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$54,769,271	$59,440,619
Investments in affiliated issuers, at cost	-	9,093,524
Foreign currency, at cost	-	20,067
Investments in unaffiliated issuers, at value	$59,393,122	$66,041,293
Investments in affiliated issuers, at value	-	10,565,046
Foreign currency, at value	-	19,996
Receivables:
Investment securities sold	-	54,066
Fund shares sold	6,000	18,459
Dividends and interest	23,104	66,865
Prepaid expenses	16,791	12,100
Total assets	59,439,017	76,777,825

Liabilities:
Payables:
Investment securities purchased	82,451	53,980
Fund shares redeemed	91,056	93,636
Advisory fees	36,635	48,215
Distribution fees (Note 8)	11,236	15,961
Shareholder servicing fees (Note 7)	5,511	8,144
Fund administration fees	23,390	13,375
Transfer agent fees and expenses	15,298	11,099
Auditing fees	6,792	4,303
Custody fees	13,873	1,591
Trustees' deferred compensation (Note 3)	2,314	2,324
Chief Compliance Officer fees	2,004	1,939
Trustees' fees and expenses	566	426
Due to custodian	293,293	-
Accrued other expenses	10,355	4,066
Total liabilities	594,774	259,059
Net Assets	$58,844,243	$76,518,766

See accompanying Notes to Financial Statements.

21

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2019 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$58,103,091	$87,422,513
Total distributable earnings (accumulated deficit)	741,152	(10,903,747)
Net Assets	$58,844,243	$76,518,766

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$58,003,401	$75,257,103
Shares of beneficial interest issued and outstanding	5,399,575	9,531,323
Redemption price per share	$10.74	$7.90
Maximum sales charge (4.50% of offering price)*	0.51	0.37
Maximum public offering price to public	$11.25	$8.27
Class I Shares:
Net assets applicable to shares outstanding	$840,842	$1,261,663
Shares of beneficial interest issued and outstanding	76,938	159,517
Offering and redemption price per share	$10.93	$7.91

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

22

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholdings taxes of $93,577, $0 and $113,341, respectively)	$748,569	$-	$850,042
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0, $4,919 and $0, respectively)	22,970	939,398	18,981
Total investment income	771,539	939,398	869,023

Expenses:
Advisory fees	298,870	114,608	233,324
Distribution fees (Note 8)	68,511	47,179	67,447
Fund administration fees	44,953	37,504	43,963
Transfer agent fees and expenses	25,456	20,996	24,932
Shareholder servicing fees (Note 7)	24,740	17,077	24,540
Registration fees	16,923	17,732	17,937
Auditing fees	9,542	9,546	9,549
Custody fees	8,211	7,903	9,491
Shareholder reporting fees	7,807	3,830	7,026
Legal fees	5,582	5,387	5,540
Trustees' fees and expenses	3,936	3,934	3,937
Miscellaneous	3,676	3,477	3,285
Chief Compliance Officer fees	2,533	2,495	2,534
Insurance fees	733	707	784

Total expenses	521,473	292,375	454,289
Advisory fees waived	(37,866)	(73,284)	(43,719)
Net expenses	483,607	219,091	410,570
Net investment income (loss)	287,932	720,307	458,453

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,469,709)	(1,037,958)	726,784
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(2,501)	(10,350)	(2,632)
Net realized gain (loss)	(1,472,210)	(1,048,308)	724,152
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	3,101,766	2,140,493	1,186,709
Investments in affiliated issuers	-	-	-
Foreign currency translations	148	25,131	9,157
Net change in unrealized appreciation/depreciation	3,101,914	2,165,624	1,195,866
Net realized and unrealized gain	1,629,704	1,117,316	1,920,018

Net Increase in Net Assets from Operations	$1,917,636	$1,837,623	$2,378,471

See accompanying Notes to Financial Statements.

23

STATEMENT OF OPERATIONS - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholdings taxes of $20,922 and $28,438, respectively)	$171,652	$385,889
Interest income from unaffiliated issuers (net of foreign withholding taxes of $0 and $0, respectively)	9,025	7,687
Total investment income	180,677	393,576

Expenses:
Advisory fees	307,818	297,353
Distribution fees (Note 8)	70,306	92,652
Fund administration fees	55,409	54,403
Transfer agent fees and expenses	30,494	26,468
Shareholder servicing fees (Note 7)	22,793	32,431
Registration fees	17,299	21,744
Auditing fees	9,564	7,058
Custody fees	52,849	7,756
Shareholder reporting fees	10,342	12,151
Legal fees	6,455	11,686
Trustees' fees and expenses	4,338	4,339
Miscellaneous	3,252	3,553
Chief Compliance Officer fees	8,489	7,489
Insurance fees	745	784

Total expenses	600,153	579,867
Advisory fees waived	(102,324)	(22,602)
Net expenses	497,829	557,265
Net investment income (loss)	(317,152)	(163,689)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	840,547	(824,898)
Investments in affiliated issuers	-	5,132
Foreign currency transactions	6,647	(6,795)
Net realized gain (loss)	847,194	(826,561)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	5,639,821	6,257,628
Investments in affiliated issuers	-	(1,126,769)
Foreign currency translations	(490)	260
Net change in unrealized appreciation/depreciation	5,639,331	5,131,119
Net realized and unrealized gain	6,486,525	4,304,558

Net Increase in Net Assets from Operations	$6,169,373	$4,140,869

See accompanying Notes to Financial Statements.

24

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$287,932	$1,003,546
Net realized loss on investments and foreign currency transactions	(1,472,210)	(3,058,195)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,101,914	(4,359,621)
Net increase (decrease) in net assets resulting from operations	1,917,636	(6,414,270)

Distributions to Shareholders:
Distributions:
Class A	(242,524)	(1,002,656)
Class I	(3,152)	(15,955)
Total	(245,676)	(1,018,611)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,420,788	8,630,872
Class I	248,077	341,725
Reinvestment of distributions:
Class A	156,817	646,806
Class I	3,151	15,955
Cost of shares redeemed:
Class A1	(4,762,851)	(12,979,958)
Class I2	(39,167)	(577,851)
Net increase (decrease) in net assets from capital transactions	26,815	(3,922,451)

Total increase (decrease) in net assets	1,698,775	(11,355,332)

Net Assets:
Beginning of period	54,145,597	65,500,929
End of period	$55,844,372	$54,145,597
Capital Share Transactions:
Shares sold:
Class A	642,939	1,140,789
Class I	35,775	45,017
Shares reinvested:
Class A	22,672	90,090
Class I	456	2,233
Shares redeemed:
Class A	(687,972)	(1,761,980)
Class I	(5,796)	(84,698)
Net increase (decrease) in capital share transactions	8,074	(568,549)

[1]	Net of redemption fees of $61 and $494, respectively.
[2]	Net of redemption fees of $0 and $3, respectively.

See accompanying Notes to Financial Statements.

25

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$720,307	$1,233,004
Net realized loss on investments and foreign currency transactions	(1,048,308)	(520,165)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,165,624	(2,226,638)
Net increase (decrease) in net assets resulting from operations	1,837,623	(1,513,799)

Distributions to Shareholders:
Distributions:
Class A	(535,310)	-
Class I	(6,350)	-
Total	(541,660)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	2,749,515	4,423,956
Class I	104,739	210,791
Reinvestment of distributions:
Class A	347,415	-
Class I	6,349	-
Cost of shares redeemed:
Class A1	(3,369,135)	(8,879,030)
Class I	(14,399)	(565,808)
Net decrease in net assets from capital transactions	(175,516)	(4,810,091)

Total increase (decrease) in net assets	1,120,447	(6,323,890)

Net Assets:
Beginning of period	37,625,946	43,949,836
End of period	$38,746,393	$37,625,946
Capital Share Transactions:
Shares sold:
Class A	330,800	515,809
Class I	12,608	24,344
Shares reinvested:
Class A	42,622	-
Class I	771	-
Shares redeemed:
Class A	(407,038)	(1,048,865)
Class I	(1,740)	(68,422)
Net decrease in capital share transactions	(21,977)	(577,134)

[1]	Net of redemption fees of $2 and $305, respectively.

See accompanying Notes to Financial Statements.

26

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$458,453	$1,659,637
Net realized gain (loss) on investments and foreign currency transactions	724,152	(3,422,834)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,195,866	(3,217,188)
Net increase (decrease) in net assets resulting from operations	2,378,471	(4,980,385)

Distributions to Shareholders:
Distributions:
Class A	(407,977)	(1,581,865)
Class I	(8,375)	(56,541)
Total	(416,352)	(1,638,406)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,928,575	8,858,988
Class I	322,426	205,846
Reinvestment of distributions:
Class A	242,162	887,185
Class I	8,170	55,985
Cost of shares redeemed:
Class A1	(4,502,870)	(13,425,458)
Class I	(19,146)	(1,639,231)
Net decrease in net assets from capital transactions	(20,683)	(5,056,685)

Total increase (decrease) in net assets	1,941,436	(11,675,476)

Net Assets:
Beginning of period	53,847,495	65,522,971
End of period	$55,788,931	$53,847,495
Capital Share Transactions:
Shares sold:
Class A	514,826	1,082,082
Class I	42,506	25,714
Shares reinvested:
Class A	31,937	114,305
Class I	1,075	7,160
Shares redeemed:
Class A	(589,528)	(1,692,626)
Class I	(2,562)	(218,759)
Net decrease in capital share transactions	(1,746)	(682,124)

[1]	Net of redemption fees of $35 and $126, respectively.

See accompanying Notes to Financial Statements.

27

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(317,152)	$(185,997)
Net realized gain on investments and foreign currency transactions	847,194	6,630,304
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,639,331	(18,999,115)
Net increase from payments by affiliates (Note 3)	-	27,336 [1]
Net increase (decrease) in net assets resulting from operations	6,169,373	(12,527,472)

Distributions to Shareholders:
Distributions:
Class A	(5,634,411)	(3,073,331)
Class I	(67,935)	(24,668)
Total	(5,702,346)	(3,097,999)

Capital Transactions:
Net proceeds from shares sold:
Class A	3,944,107	11,503,756
Class I	191,853	230,445
Reinvestment of distributions:
Class A	3,551,490	1,942,493
Class I	49,523	14,874
Cost of shares redeemed:
Class A2	(4,631,644)	(14,059,805)
Class I	(3,731)	(63,634)
Net increase (decrease) in net assets from capital transactions	3,101,598	(431,871)

Total increase (decrease) in net assets	3,568,625	(16,057,342)

Net Assets:
Beginning of period	55,275,618	71,332,960
End of period	$58,844,243	$55,275,618
Capital Share Transactions:
Shares sold:
Class A	382,458	849,242
Class I	18,105	16,922
Shares reinvested:
Class A	364,255	141,478
Class I	4,997	1,070
Shares redeemed:
Class A	(446,646)	(1,085,388)
Class I	(375)	(4,771)
Net increase (decrease) in capital share transactions	322,794	(81,447)

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $270 and $6,431, respectively.

See accompanying Notes to Financial Statements.

28

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(163,689)	$(622,528)
Net realized loss on investments and foreign currency transactions	(826,561)	(5,509,713)
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	5,131,119	(5,132,991)
Net increase (decrease) in net assets resulting from operations	4,140,869	(11,265,232)

Distributions to Shareholders:
Distributions:
Class A	-	(1,913,546)
Total	-	(1,913,546)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,650,342	16,254,339
Class I	1,301,578	-
Reinvestment of distributions:
Class A	-	980,725
Cost of shares redeemed:
Class A1	(10,460,199)	(12,176,571)
Net increase in net assets from capital transactions	5,491,721	5,058,493

Total increase (decrease) in net assets	9,632,590	(8,120,285)

Net Assets:
Beginning of period	66,886,176	75,006,461
End of period	$76,518,766	$66,886,176
Capital Share Transactions:
Shares sold:
Class A	1,865,583	1,926,050
Class I	159,517	-
Shares reinvested:
Class A	-	114,170
Shares redeemed:
Class A	(1,370,764)	(1,459,973)
Net increase in capital share transactions	654,336	580,247

[1]	Net of redemption fees of $4,760 and $8,171, respectively.

See accompanying Notes to Financial Statements.

29

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.77	$7.65	$7.34	$6.51	$9.35	$10.26
Income from Investment Operations:
Net investment income[1]	0.04	0.12	0.09	0.05	0.13	0.18
Net realized and unrealized gain (loss)	0.20	(0.88)	0.32	0.88	(2.38)	(0.86)[2]
Total from investment operations	0.24	(0.76)	0.41	0.93	(2.25)	(0.68)

Less Distributions:
From net investment income	(0.03)	(0.12)	(0.09)	(0.10)	(0.12)	(0.23)
From net realized gain	-	-	-	-	(0.47)	-
From return of capital	-	-	(0.01)	-	-	-
Total distributions	(0.03)	(0.12)	(0.10)	(0.10)	(0.59)	(0.23)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$6.98	$6.77	$7.65	$7.34	$6.51	$9.35

Total return[4]	3.56%[5]	(10.00)%	5.66%	14.53%	(25.18)%	(6.84)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,256	$53,781	$64,802	$59,684	$44,882	$65,688

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%[6]	1.89%	1.92%[7]	1.97%	2.00%	1.90%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%[7]	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.90%[6]	1.47%	1.02%[8]	0.47%	1.42%	1.66%
After fees waived and expenses absorbed	1.04%[6]	1.61%	1.19%[8]	0.69%	1.67%	1.81%

Portfolio turnover rate	12%[5]	23%	10%	40%	41%	29%

[1]	Based on average shares outstanding for the period.
[2]	The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[8]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees waived would have been 1.19%.

See accompanying Notes to Financial Statements.

30

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$6.78	$7.66	$7.34	$6.51	$9.35	$10.26
Income from Investment Operations:
Net investment income[1]	0.04	0.14	0.11	0.07	0.14	0.21
Net realized and unrealized gain (loss)	0.21	(0.88)	0.33	0.87	(2.37)	(0.87)
Total from investment operations	0.25	(0.74)	0.44	0.94	(2.23)	(0.66)

Less Distributions:
From net investment income	(0.04)	(0.14)	(0.11)	(0.11)	(0.14)	(0.25)
From net realized gain	-	-	-	-	(0.47)	-
From return of capital	-	-	(0.01)	-	-	-
Total distributions	(0.04)	(0.14)	(0.12)	(0.11)	(0.61)	(0.25)

Redemption fee proceeds[1]	-	- [2]	-	- [2]	-	-
Net asset value, end of period	$6.99	$6.78	$7.66	$7.34	$6.51	$9.35

Total return[3]	3.68%[4]	(9.75)%	6.03%	14.73%	(25.02)%	(6.66)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$589	$365	$699	$527	$86	$23

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.64%[5]	1.64%	1.67%[6]	1.72%	1.75%	1.65%
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[6]	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.15%[5]	1.72%	1.27%[7]	0.72%	1.67%	1.91%
After fees waived and expenses absorbed	1.29%[5]	1.86%	1.44%[7]	0.94%	1.92%	2.06%

Portfolio turnover rate	12%[4]	23%	10%	40%	41%	29%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

31

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.11	$8.43	$8.19	$7.93	$9.49	$9.89
Income from Investment Operations:
Net investment income[1]	0.16	0.24	0.21	0.18	0.24	0.30
Net realized and unrealized gain (loss)	0.25	(0.56)	0.03	0.12	(1.65)	(0.51)
Total from investment operations	0.41	(0.32)	0.24	0.30	(1.41)	(0.21)

Less Distributions:
From net investment income	(0.12)	-	-	(0.04)	(0.15)	(0.17)
From net realized gain	-	-	-	-	-	(0.02)
Total distributions	(0.12)	-	-	(0.04)	(0.15)	(0.19)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]	- [2]
Net asset value, end of period	$8.40	$8.11	$8.43	$8.19	$7.93	$9.49

Total return[3]	5.07%[4]	(3.80)%	2.93%	3.83%	(14.96)%	(2.09)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,262	$37,254	$43,190	$45,875	$46,612	$64,492

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%[5]	1.51%	1.55%	1.57%	1.48%	1.39%
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.38%[5]	2.52%	2.18%	1.88%	2.50%	2.81%
After fees waived and expenses absorbed	3.76%[5]	2.88%	2.58%	2.30%	2.83%	3.05%

Portfolio turnover rate	11%[4]	20%	22%	26%	4%	33%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

32

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.19	$8.49	$8.24	$7.96	$9.51	$9.91
Income from Investment Operations:
Net investment income[1]	0.17	0.27	0.24	0.21	0.26	0.32
Net realized and unrealized gain (loss)	0.24	(0.57)	0.01	0.12	(1.64)	(0.51)
Total from investment operations	0.41	(0.30)	0.25	0.33	(1.38)	(0.19)

Less Distributions:
From net investment income	(0.12)	-	-	(0.05)	(0.17)	(0.19)
From net realized gain	-	-	-	-	-	(0.02)
Total distributions	(0.12)	-	-	(0.05)	(0.17)	(0.21)

Redemption fee proceeds[1]	-	-	-	-	-	-
Net asset value, end of period	$8.48	$8.19	$8.49	$8.24	$7.96	$9.51

Total return[2]	5.06%[3]	(3.53)%	3.03%	4.16%	(14.64)%	(1.90)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$484	$372	$760	$596	$320	$257

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[4]	1.26%	1.30%	1.32%	1.23%	1.14%
After fees waived and expenses absorbed	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	3.63%[4]	2.77%	2.43%	2.13%	2.75%	3.06%
After fees waived and expenses absorbed	4.01%[4]	3.13%	2.83%	2.55%	3.08%	3.30%

Portfolio turnover rate	11%[3]	20%	22%	26%	4%	33%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

33

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period January 10, 2014* through October
	(Unaudited)	2018	2017	2016	2015	31, 2014
Net asset value, beginning of period	$7.47	$8.30	$7.91	$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.21	0.20	0.17	0.28	0.33
Net realized and unrealized gain (loss)	0.27	(0.83)	0.40	0.12	(1.95)	(0.18)
Total from investment operations	0.33	(0.62)	0.60	0.29	(1.67)	0.15

Less Distributions:
From net investment income	(0.06)	(0.21)	(0.21)	(0.22)	(0.28)	(0.26)
From net realized gain	-	-	-	-	(0.10)	-
Total distributions	(0.06)	(0.21)	(0.21)	(0.22)	(0.38)	(0.26)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$7.74	$7.47	$8.30	$7.91	$7.84	$9.89

Total return[3]	4.40%[4]	(7.54)%	7.68%	3.84%	(17.24)%	1.36%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,760	$53,161	$63,217	$60,375	$52,628	$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%[5]	1.66%	1.68%	1.78%	1.73%	2.06%[5]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.51%[5]	2.48%	2.36%	1.92%	2.92%	3.41%[5]
After fees waived and expenses absorbed	1.67%[5]	2.64%	2.54%	2.20%	3.16%	3.97%[5]

Portfolio turnover rate	11%[4]	15%	6%	25%	49%	28%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

34

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period January 10, 2014* through October
	(Unaudited)	2018	2017	2016	2015	31, 2014
Net asset value, beginning of period	$7.48	$8.30	$7.91	$7.84	$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.07	0.23	0.22	0.19	0.31	0.35
Net realized and unrealized gain (loss)	0.26	(0.82)	0.40	0.12	(1.95)	(0.19)
Total from investment operations	0.33	(0.59)	0.62	0.31	(1.64)	0.16

Less Distributions:
From net investment income	(0.06)	(0.23)	(0.23)	(0.24)	(0.31)	(0.27)
From net realized gain	-	-	-	-	(0.10)	-
Total distributions	(0.06)	(0.23)	(0.23)	(0.24)	(0.41)	(0.27)

Redemption fee proceeds[1]	-	-	-	-	-	-
Net asset value, end of period	$7.75	$7.48	$8.30	$7.91	$7.84	$9.89

Total return[2]	4.53%[3]	(7.17)%	7.92%	4.09%	(17.03)%	1.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,029	$686	$2,306	$1,976	$1,849	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.41%[4]	1.41%	1.43%	1.53%	1.48%	1.81%[4]
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.76%[4]	2.73%	2.61%	2.17%	3.17%	3.66%[4]
After fees waived and expenses absorbed	1.92%[4]	2.89%	2.79%	2.45%	3.41%	4.22%[4]

Portfolio turnover rate	11%[3]	15%	6%	25%	49%	28%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

35

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.72	$13.62	$11.80	$10.78	$13.06	$12.30
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.03)	(0.03)	(0.02)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	1.18	(2.28)	2.01	1.18	(1.91)	0.82
Total from investment operations	1.12	(2.31)	1.98	1.16	(2.00)	0.76

Less Distributions:
From net realized gain	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)	-
Total distributions	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.74	$10.72	$13.62	$11.80	$10.78	$13.06

Total return[3]	11.52%[4]	(17.93)%	17.12%	10.93%	(15.50)%	6.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,003	$54,686	$70,768	$60,835	$21,643	$31,933

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.11%[5]	2.05%	2.18%	2.25%	2.71%	2.48%
After fees waived and expenses absorbed	1.75%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.48)%[5]	(0.56)%	(0.69)%	(0.67)%	(1.69)%	(1.23)%
After fees waived and expenses absorbed	(1.12)%[5]	(0.26)%	(0.26)%	(0.17)%	(0.73)%	(0.50)%

Portfolio turnover rate	29%[4]	43%	34%	79%	52%	82%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

36

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$10.88	$13.78	$11.91	$10.84	$13.11	$12.32
Income from Investment Operations:
Net investment income (loss) [1]	(0.05)	- [2]	- [2]	0.01	(0.06)	(0.03)
Net realized and unrealized gain (loss)	1.20	(2.31)	2.03	1.20	(1.93)	0.82
Total from investment operations	1.15	(2.31)	2.03	1.21	(1.99)	0.79

Less Distributions:
From net realized gain	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)	-
Total distributions	(1.10)	(0.59)	(0.16)	(0.14)	(0.28)	-

Redemption fee proceeds[1]	-	-	-	-	-	-
Net asset value, end of period	$10.93	$10.88	$13.78	$11.91	$10.84	$13.11

Total return[3]	11.64%[4]	(17.71)%	17.38%	11.33%	(15.36)%	6.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$841	$590	$565	$481	$532	$647

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.86%[5]	1.80%	1.93%	2.00%	2.46%	2.23%
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.23)%[5]	(0.31)%	(0.44)%	(0.42)%	(1.44)%	(0.98)%
After fees waived and expenses absorbed	(0.87)%[5]	(0.01)%	(0.01)%	0.08%	(0.48)%	(0.25)%

Portfolio turnover rate	29%[4]	43%	34%	79%	52%	82%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

37

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$7.40	$8.87	$10.87	$6.11	$7.25	$9.55
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.07)	(0.09)	(0.03)	(0.06)	(0.09)
Net realized and unrealized gain (loss)	0.52	(1.17)	(0.35)[2]	4.79	(1.08)	(2.15)
Total from investment operations	0.50	(1.24)	(0.44)	4.76	(1.14)	(2.24)

Less Distributions:
From net investment income	-	(0.23)	(1.35)	-	-	(0.06)
From return of capital	-	-	(0.21)	-	-	-
Total distributions	-	(0.23)	(1.56)	-	-	(0.06)

Redemption fee proceeds[1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$7.90	$7.40	$8.87	$10.87	$6.11	$7.25

Total return[4]	6.76%[5]	(14.37)%	(2.97)%	77.91%	(15.72)%	(23.49)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$75,257	$66,886	$75,006	$75,279	$39,294	$33,320

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	1.56%[6]	1.57%[7]	1.57%[7]	1.64%[7]	1.77%[7]	1.98%[7]
After fees waived and expenses absorbed	1.50%[6]	1.50%[7]	1.50%[7]	1.50%[7]	1.50%[7]	1.50%[7]
Ratio of net investment loss to average net assets:
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(0.50)%[6]	(0.91)%	(1.03)%	(0.49)%	(1.11)%	(1.39)%
After fees waived and expenses absorbed	(0.44)%[6]	(0.84)%	(0.96)%	(0.35)%	(0.84)%	(0.91)%

Portfolio turnover rate	9%[5]	21%	39%	21%	20%	14%

[1]	Based on average shares outstanding for the period.
[2]	The Affiliates reimbursed the Fund $21,861 for losses on private placement security transactions. As of October 31, 2017, the reimbursement amount represents $0.003 per share. The reimbursement had no impact to the Fund's total return.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.
[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2019. For the prior periods, the ratios would have been lowered by 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See accompanying Notes to Financial Statements.

38

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period November 20, 2018* through April 30, 2019 (Unaudited)
Net asset value, beginning of period	$7.23
Income from Investment Operations:
Net investment income[1]	- [2]
Net realized and unrealized gain	0.68
Total from investment operations	0.68

Redemption fee proceeds[1]	-
Net asset value, end of period	$7.91

Total return[3]	9.41%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,262

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	1.31%[5]
After fees waived and expenses absorbed	1.25%[5]
Ratio of net investment loss to average net assets:
(including interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(0.14)%[5]
After fees waived and expenses absorbed	(0.08)%[5]

Portfolio turnover rate	9%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

39

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

40

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

41

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2016 – 2018 and as of and during the six months ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

42

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them.

43

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

44

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

For the six months ended April 30, 2019, the Advisor waived fees as follows:

Advisory fees
International Value Fund	$37,866
International Bond Fund	73,284
International Dividend Income Fund	43,719
Emerging Markets Small Companies Fund	102,324
Gold Fund	22,602

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2019, the amount of these potentially recoverable expenses was $349,028, $591,620, $407,719, $859,075 and $207,068 for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2019	$117,102	$189,833	$158,484	$275,723	$81,073
2020	107,366	174,466	107,841	270,793	51,173
2021	86,694	154,037	97,675	210,235	52,220
2022	37,866	73,284	43,719	102,324	22,602
Total	$349,028	$591,620	$407,719	$859,075	$207,068

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2019, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

45

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2019 are reported on the Statements of Operations.

Affiliates reimbursed the Emerging Markets Small Companies Fund $27,336 for losses on trading error by the Adviser during the fiscal year ended October 31, 2018. This amount is reported on the Fund’s Statements of Changes in Net Assets. This reimbursement had no impact to the Fund’s net asset value per share or total return.

Note 4 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$57,233,443	$44,117,137	$59,886,839	$54,769,271	$71,180,083

Gross unrealized appreciation	$6,220,310	$118,818	$4,227,103	$9,846,351	$14,506,909
Gross unrealized depreciation	(8,024,448)	(6,458,762)	(8,570,828)	(5,222,500)	(9,080,653)

Net unrealized appreciation (depreciation) on investments	$(1,804,138)	$(6,339,944)	$(4,343,725)	$4,623,851	$5,426,256

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

46

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

As of October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$-	$-	$22,809	$-	$-
Undistributed long-term gains	-	-	-	5,702,320	-
Tax accumulated earnings	-	-	22,809	5,702,320	-

Accumulated capital and other losses	$(20,128,663)	$(1,467,190)	$(12,989,238)	$(4,412,416)	$(14,500,602)
Unrealized depreciation on investments	(4,905,905)	(8,480,438)	(5,530,433)	(1,015,970)	(543,871)
Unrealized appreciation (depreciation) on foreign currency translations	237	(17,495)	(504)	191	(143)
Total accumulated earnings (deficit)	$(25,034,331)	$(9,965,123)	$(18,497,366)	$274,125	$(15,044,616)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

The tax character of distributions paid during the fiscal years ended October 31, 2018 and 2017 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2018	2017	2018	2017	2018	2017
Distributions paid from:
Ordinary Income	$1,018,611	$757,236	$-	$-	$1,638,406	$1,635,062
Net long-term capital gains	-	-	-	-	-	-
Total taxable distributions	1,018,611	757,236	-	-	1,638,406	1,635,062
Return of Capital	-	113,131	-	-	-	-
Total distributions paid	$1,018,611	$870,367	$-	$-	$1,638,406	$1,635,062

	Emerging Markets Small Companies Fund		Gold Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary Income	$-	$-	$1,913,546	$9,369,279
Net long-term capital gains	3,097,999	832,948	-	-
Total taxable distributions	3,097,999	832,948	1,913,546	9,369,279
Return of Capital	-	-	-	1,492,543
Total distributions paid	$3,097,999	$832,948	$1,913,546	$10,861,822

47

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

At October 31, 2018, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$3,311,321	$16,817,342	$20,128,663
International Bond Fund	103,516	1,363,674	1,467,190
International Dividend Income
Fund	3,537,571	9,451,667	12,989,238
Emerging Markets Small
Companies Fund*	3,328,219	952,630	4,280,849
Gold Fund	1,389,344	13,111,258	14,500,602

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2018, the International Bond Fund and Emerging Markets Small Companies Fund utilized $194,324 and $1,045,046 of their capital loss carryovers, respectively.

As of October 31, 2018, Emerging Markets Small Companies Fund had qualified Late-Year Losses of $131,567, which are deferred until fiscal year 2019 for tax purposes. Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2019 and the year ended October 31, 2018, redemption fees were as follows:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
International Value Fund	$61	$497
International Bond Fund	2	305
International Dividend Income Fund	35	126
Emerging Markets Small Companies Fund	270	6,431
Gold Fund	4,760	8,171

48

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Note 6 – Investment Transactions

For the six months ended April 30, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$6,053,757	$6,385,069
International Bond Fund	4,043,380	6,219,078
International Dividend Income Fund	6,043,968	7,176,507
Emerging Markets Small Companies Fund	15,998,602	19,816,216
Gold Fund	11,936,881	6,581,575

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2019, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2019, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

49

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$13,731,994	$-	$-	$13,731,994
Communications	11,215,118	-	-	11,215,118
Consumer, Cyclical	3,613,606	-	-	3,613,606
Consumer, Non-cyclical	17,092,277	-	-	17,092,277
Energy	3,421,835	-	-	3,421,835
Technology	1,430,000	-	-	1,430,000
Utilities	1,657,100	-	-	1,657,100
Short-Term Investments	3,267,375	-	-	3,267,375
Total Investments	$55,429,305	$-	$-	$55,429,305

50

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Bonds
Basic Materials	-	2,266,724	-	2,266,724
Communications	-	1,690,615	-	1,690,615
Consumer, Non-cyclical	-	2,111,831	-	2,111,831
Diversified	-	739,834	-	739,834
Energy	-	-	-	-
Financial	-	3,435,565	-	3,435,565
Government	-	24,179,719	-	24,179,719
Utilities	-	318,987	-	318,987
Short-Term Investments	3,033,918	-	-	3,033,918
Total Investments	$3,033,918	$34,743,275	$-	$37,777,193

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$5,062,439	$-	$-	$5,062,439
Communications	12,290,779	-	-	12,290,779
Consumer, Cyclical	3,584,084	-	-	3,584,084
Consumer, Non-cyclical	18,589,016	-	-	18,589,016
Energy	5,227,786	-	-	5,227,786
Financial	3,416,080	-	-	3,416,080
Technology	1,461,778	-	-	1,461,778
Utilities	3,559,235	-	-	3,559,235
Short-Term Investments	2,351,917	-	-	2,351,917
Total Investments	$55,543,114	$-	$-	$55,543,114

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$2,287,021	$-	$2,287,021
Communications	-	1,883,855	-	1,883,855
Consumer, Cyclical	2,926,108	7,952,540	-	10,878,648
Consumer, Non-cyclical	4,333,139	11,477,706	-	15,810,845
Financial	7,964,828	757,929	-	8,722,757
Industrial	2,902,093	10,454,346	-	13,356,439
Technology	610,470	4,169,757	-	4,780,227
Short-Term Investments	1,673,330	-	-	1,673,330
Total Investments	$20,409,968	$38,983,154	$-	$59,393,122

51

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$28,541,585	$-	$713,929	$29,255,514
Royalty Companies	22,753,444	-	772,561	23,526,005
Precious Metals Developmental	2,552,832	-	110,991	2,663,823
Precious Metals Exploration	11,830,995	-	3,906,687	15,737,682
Silver: Exploration and Mining	4,860,070	-	385,907	5,245,977
Diversified Exploration and Mining	-	-	8,509	8,509
Warrants
Silver: Exploration and Mining	-	-	-	-
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	100,769	100,769
Royalty Companies	-	-	-	-
Short-Term Investments	68,060	-	-	68,060
Total Investments	$70,606,986	$-	$5,999,353	$76,606,339

*The Fund did not hold any Level 2 securities at period end.

**The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2018	$-	$-	$2,037,538	$555,415
Transfers into Level 3 during the period	-	-	-	-
Transfers out of Level 3 during the period	-	-	(13,079)	-
Total realized gain/(loss)	-	-	(273,125)	-
Total unrealized appreciation/(depreciation)	-	-	585,290	(454,646)
Net purchases	-	-	3,684,112	-
Net sales	-	-	(122,152)	-
Balance as of April 30, 2019	$-	$-	$5,898,584	$100,769

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2019:

	Fair Value April 30, 2019	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Gold Fund - Warrants	$100,769	Fair Value Pricing	Discount for lack of marketability	10%	Decrease
Common Stocks	$5,898,584	Fair Value Pricing	Discount for lack of marketability	10%	Decrease

52

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Level 3 investments for the International Bond Fund and Emerging Markets Small Companies Fund represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund financial position, performance and cash flows. The Gold Fund invested in purchased options contracts and warrants during the six months ended April 30, 2019.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2019 by risk category are as follows:

	Gold Fund
	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value
	Warrants, at value	$100,769
Total		$100,769

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2019 are as follows:

	Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Total
Warrants	$(454,646)	$(454,646)
Total	$(454,646)	$(454,646)

53

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2019 are as follows:

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Warrants	Average Market Value	$219,755

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2019 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Gold Fund
Medgold Resources Corp.	$1,753,012	$-	$(21,627)	$5,132	$-	$(1,064,419)	$672,098	$-
Midland Exploration, Inc.	4,165,844	-	-	-	-	777,496	4,943,340	-
Vista Gold Corp.	2,821,029	-	-	-	-	357,444	3,178,473	-
Metalla Royalty &
Streaming Ltd.(1)	2,753,665	525,528	-	-	(1,883,034)	(1,396,159)	-	-
Total	$11,493,550

Evrim Resources Corp.(2)	4,049,750	167,662	-	-	(3,269,920)	109,714	1,057,206	-
Magna Gold Corp.(2)	-	624,774	-	-	-	89,155	713,929
Total				$5,132		$(1,126,769)	$10,565,046	-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Gold Fund
Medgold Resources Corp.	9,616,000	-	(138,000)	9,478,000
Midland Exploration, Inc.	5,173,900	-	-	5,173,900
Vista Gold Corp.	5,126,624	-	-	5,126,624
Metalla Royalty & Streaming Ltd.(1)	5,035,000	900,000	-	5,935,000
Total	24,951,524
Evrim Resources Corp.(2)	4,101,151	700,000		4,801,151
Magna Gold Corp.(2)	-	2,585,000	-	2,585,000
Total				33,099,675

54

EuroPacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(1)	Not an affiliate at the end of the period.
(2)	Not an affiliate at the beginning of the period.

Note 13 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

55

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on March 13, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the EP Emerging Markets Small Companies Fund (the “Emerging Markets Fund”),

•	the EuroPac Gold Fund (the “Gold Fund”),

•	the EuroPac International Bond Fund (the “International Bond Fund”),

•	the EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

•	the EuroPac International Value Fund (the “International Value Fund”).

The Board and the Independent Trustees also approved renewal of the following sub-advisory agreements (together, the “Sub-Advisory Agreements”), each for additional one-year terms from when they otherwise would expire:

•	the sub-advisory agreement between the Investment Advisor and Champlain Investment Partners, LLC (“Champlain”) with respect to the Emerging Markets Fund (the “Champlain Sub-Advisory Agreement”), and

•	the sub-advisory agreement between the Investment Advisor and Adrian Day Asset Management (“ADAM” and together with Champlain, the “Sub-Advisors”) with respect to the Gold Fund (the “ADAM Sub-Advisory Agreement”).

The Advisory Agreement and the Sub-Advisory Agreements are collectively referred to below as the “Fund Advisory Agreements.” In renewing each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisors, and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisors; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisors’ compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2018; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisors were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

56

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

•	The Emerging Markets Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the MSCI Emerging Markets Small Cap Index return and the Diversified Emerging Markets Fund Universe median return by 0.24% and 3.21%, respectively. The Fund’s annualized total return for the five-year period was the same as the Peer Group median return, but below the Fund Universe median return and the MSCI Index return by 0.86% and 0.97%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 2.26%, the MSCI Index return by 2.85%, and the Fund Universe median return by 4.53%. The Morningstar ratings for the Fund were five-star in 2016, four-star in 2017 and three-star in 2018. The Trustees noted the Investment Advisor’s explanation that the Fund’s underperformance relative to the Peer Group over the one-year period was attributable to temporary underperformance of specific securities in the Fund’s portfolio, particularly in the consumer discretionary and health care sectors, as well as the recent style shift favoring value over growth.

•	The Gold Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Equity Precious Metals Fund Universe median returns, the Philadelphia Gold & Silver Index returns, and the NYSE Arca Gold Miners Index returns. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns and the Philadelphia Gold & Silver Index return, but below the NYSE Arca Gold Miners Index return by 5.64%.

•	The International Bond Fund’s total return for the one-year period was above the Peer Group median return, but below the World Bond Fund Universe median return and the FTSE Non-USD World Government Bond Index return by 1.27% and 1.81%, respectively. The Fund’s annualized total return for the three-year period was the same as the Peer Group median return, but below the Fund Universe median return and the FTSE Index return by 0.12% and 0.84%, respectively. The Fund’s annualized total return for the five-year period was below the FTSE Index return by 2.59%, the Peer Group median return by 2.70%, and the Fund Universe median return by 3.40%. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group for the five-year period was not relevant because the Peer Group does not provide an appropriate basis of comparison for the Fund, as many funds in the Peer Group invest in the U.S. Dollar, engage in hedging, or invest in longer duration portfolios, all of which differ from the Fund’s strategy. The Trustees also noted the Investment Advisor’s belief that the Fund underperformed the FTSE Index over the one-year period due to the FTSE Index’s significant exposure to the Japanese Yen, which rallied in 2018, while the Fund had no exposure to the Yen due to the lack of yield offered in the Japanese bond market.

•	The International Dividend Fund’s total return for the one-year period was above the Peer Group and Foreign Large Value Fund Universe median returns, but below the S&P International Dividend Opportunities Index return by 0.98%. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the S&P Index return by 5.03%. The Trustees noted the Investment Advisor’s observation that the Fund has outperformed the S&P Index since the Fund’s inception by an annualized 1.17%.

57

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Value Fund’s total return for the one-year period was above the Morningstar U.S. Energy Capped Index return, the Peer Group and Foreign Large Value Fund Universe median returns, the PHLX Gold & Silver Index return and the MSCI World Ex USA Value Index return, but below the MSCI All Country World Ex USA Value Index return by 0.52%. The Fund’s annualized total return for the three-year period was above the Morningstar Index return, the Peer Group and Fund Universe median returns, the MSCI World Ex USA Value Index return and the MSCI All Country World Ex USA Value Index return, but below the PHLX Index return by 11.67%. The Fund’s annualized total return for the five-year period was above the Morningstar Index return, but below the PHLX Index return by 2.63%, the Peer Group median return by 3.40%, the Fund Universe median return by 3.98%, the MSCI World Ex USA Value Index return by 4.50%, and the MSCI All Country World Ex USA Value Index return by 4.85%. The Trustees considered that the Fund’s annualized returns ranked it in the top quartile of the Peer Group and Fund Universe over the one- and three-year periods. The Trustees noted the Investment Advisor’s assertion that the Fund’s investment style is unique; that the Peer Group provides a poor basis of comparison for the Fund’s performance because the Fund is designed to generate dividend income and capital gain and to perform well in a weak U.S. Dollar environment, which is distinct from ordinary foreign funds, the objectives of which are generally to outperform a broad group of foreign stocks; and that the Fund’s investment strategies have been communicated to the Fund’s shareholders.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisors with respect to the Emerging Markets Fund and the Gold Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of each Fund and oversees each Sub-Advisor with respect to its Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring each Fund’s compliance with its investment policies; and that the Sub-Advisors’ responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Diversified Emerging Markets Fund Universe median by 0.08%. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Euro Pacific Capital. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Euro Pacific Capital’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.25%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

58

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median and higher than the Equity Precious Metals Fund Universe median by 0.05%. The Trustees considered the Investment Advisor’s belief that the Fund is distinct from many funds included in the Peer Group because of its greater diversification in types of investments, its focus on royalty and exploration companies, and its investment in derivatives, which requires more oversight and work than simply owning stocks. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Euro Pacific Capital. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Euro Pacific Capital’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.21%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median and higher than the World Bond Fund Universe median by 0.0437%. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Euro Pacific Capital. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median by 0.13% and the Fund Universe median by 0.14%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that Euro Pacific had indicated that it would consider lowering the Fund’s expense caps as the Fund’s assets increase.

•	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median but higher than the Foreign Large Value Fund Universe median by 0.09%. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Euro Pacific Capital. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Euro Pacific Capital’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.17% and 0.24%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that Euro Pacific had indicated that it would consider lowering the Fund’s expense caps as the Fund’s assets increase.

59

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group median by 0.23% and the Foreign Large Value Fund Universe median by 0.32%. The Trustees considered the Investment Advisor’s belief that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and therefore require more research and specialized trading in certain cases. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate, Euro Pacific Capital. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to Euro Pacific Capital’s institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.49%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s belief that management of the Fund warranted a higher advisory fee, as discussed above.

In considering the Funds’ fees and total expenses, the Board considered the Investment Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, Euro Pacific Capital, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2018, noting that the Investment Advisor had waived a significant portion of its advisory fee for the International Bond Fund, and had waived a portion of its advisory fee for the Emerging Markets Fund, International Value Fund, International Dividend Fund, and Gold Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationship with the Funds were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

60

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Champlain Investment Partners, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by Champlain to the Emerging Markets Fund. In doing so, the Board considered Champlain’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of Champlain, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by Champlain to the Emerging Markets Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by Champlain with respect to the Emerging Markets Fund and noted that it was lower than the fee that Champlain charges to manage a private fund using the same strategy as the Emerging Markets Fund. The Board also noted that the Investment Advisor pays Champlain’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to Champlain under the Champlain Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services Champlain provides to the Emerging Markets Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by Champlain as a result of its relationship with the Emerging Markets Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Champlain’s compliance program, and the intangible benefits of Champlain’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Adrian Day Asset Management

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by ADAM to the Gold Fund. In doing so, the Board considered ADAM’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of ADAM, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by ADAM to the Gold Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by ADAM with respect to the Gold Fund, which they noted was lower than the advisory fee ADAM charges an insurance company to manage separate accounts with similar objectives as the Fund, but higher than ADAM’s advisory fees for managing two private funds with similar objectives as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to private funds. The Board also noted that the Investment Advisor pays ADAM’s sub-advisory fee out of the Investment Advisor’s advisory fee. The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to ADAM under the ADAM Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services ADAM provides to the Gold Fund.

61

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board also considered the benefits received by ADAM as a result of its relationship with the Gold Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of ADAM’s compliance program, and the intangible benefits of ADAM’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds, as applicable.

62

EuroPacific Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,035.60	$8.83
Class I	1,000.00	1,036.80	7.57
Hypothetical (5% annual return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	1,000.00	1,016.12	8.74
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

63

EuroPacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,050.70	$5.85
Class I	1,000.00	1,050.60	4.57
Hypothetical (5% annual return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,044.00	$7.60
Class I	1,000.00	1,045.30	6.34
Hypothetical (5% annual return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	1,000.00	1,017.36	7.50
Class I	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,115.20	$9.18
Class I	1,000.00	1,116.40	7.87
Hypothetical (5% annual return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	1,000.00	1,016.12	8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

64

EuroPacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,067.60	$7.69
Actual Performance**	11/20/18*	4/30/19	11/20/18* – 4/30/19
Class I	1,000.00	1,094.10	5.81
Hypothetical (5% annual return before expenses) ^	11/1/18	4/30/19	11/1/18 – 4/30/19
Class A	1,000.00	1,017.36	7.50
Class I	1,000.00	1,018.59	6.26

*	Commencement of operations.
**	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period) for Class A shares and by 162/365 (to reflect the since inception period) for Class I shares. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
^	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

65

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 Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor Champlain Investment Partners

180 Battery Street, Suite 400

Burlington, Vermont 05401

Sub-Advisor

Global Strategic Management

dba Adrian Day Asset Management

801 Compass Way, Suite 207

P.O. Box 6643 Annapolis, Maryland 21401

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12- month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/19